Income taxes - CIT Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
CIT tax rate	25.00%	25.00%	25.00%
CIT at rate of 25%	$ (62,360,316)	$ (105,135,661)	$ 16,893,828
Tax effect of non-taxable income	(20,815,682)	(3,729,808)
Tax effect of non-deductible expenses	8,849,339	55,981,806	18,115,751
LAT expense	26,862,350	39,101,310	90,907,634
CIT benefit of LAT	(6,715,587)	(9,775,327)	(22,726,908)
Changes in valuation allowance	31,860,999	13,925,825	5,463,801
International rate differences	42,918,080	14,983,887	15,736,526
Dividend and interest withholding taxes	889,259	(17,148,376)	13,132,901
Adjustment of estimated income tax accruals	(8,220,977)	3,085,497	(2,850,373)
Others	(4,026,003)	1,430,320	386,030
Income tax expense/(benefit)	$ 9,241,462	$ (7,280,528)	$ 135,059,190